Annual Fund Operating Expenses - PGIM QMA Commodity Strategies Fund - Class R6	Oct. 01, 2020
Operating Expenses:
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.54%	[1]
Acquired Fund Fees and Expenses	0.08%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.24%)	[2]
Net Expenses (as a percentage of Assets)	0.78%	[3]

[1]	Includes management fees of 0.40% of the average daily net assets of PGIM QMA Commodity Strategies Subsidiary, Ltd., the Fund’s wholly-owned Cayman Islands Subsidiary (the Cayman Subsidiary) (0.04% of the daily net assets of the Fund as of July 31, 2020).
[2]	Expense information in the table has been restated to reflect current fees.
[3]	PGIM Investments LLC (PGIM Investments) has contractually agreed to waive any management fees it receives from the Fund in an amount equal to the management fees paid by the Cayman Subsidiary. This waiver will remain in effect for as long as the Fund remains invested or intends to invest in the Cayman Subsidiary. Separately, PGIM Investments has contractually agreed, through November 30, 2021, to limit Total Annual Fund Operating Expenses after fee waivers and/or expense reimbursements to 0.70% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by PGIM Investments may be recouped by PGIM Investments within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. These waivers may not be terminated prior to November 30, 2021 without the prior approval of the Fund’s Board of Trustees.